SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I - Summary of Investments - Other than Investments in Related Parties
SCHEDULE I
SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS IN RELATED PARTIES
AS OF DECEMBER 31, 2022

	Cost (1)	Fair Value	Carrying Value
	(in millions)
Fixed maturities, AFS:
U.S. government, agencies and authorities	$7,049	$5,738	$5,738
State, municipalities and political subdivisions	540	471	471
Foreign governments	985	836	836
Public utilities	6,283	5,303	5,303
All other corporate bonds	39,770	34,160	34,160
Residential mortgage-backed	860	777	777
Asset-backed	8,817	8,449	8,449
Commercial mortgage-backed	3,742	3,170	3,170
Redeemable preferred stocks	41	43	43
Total fixed maturities, AFS	68,087	58,947	58,947
Mortgage loans on real estate (2)	16,593	14,675	16,464
Policy loans	3,563	3,850	3,563
Other equity investments	2,860	2,942	2,942
Trading securities	279	283	283
Other invested assets	2,835	2,835	2,835
Total Investments	$94,217	$83,532	$85,034
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(1)Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.
(2)Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by credit loss allowance.